Supplemental cash flow disclosures - Summary of supplemental cash flow (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Supplemental cash flow disclosures [abstract]
Deferred financing costs included in accounts payable and accrued liabilities	$ 0	$ 0	$ 174
Additions to property and equipment included in accounts payable and accrued liabilities	0	156	0
Acquisition of derivative financial assets included in accounts payable and accrued liabilities	0	104	0
Additions to intangible assets included in accounts payable and accrued liabilities	0	2,832	0
Reclassification of other Deferred financing costs to deficit	0	38	0
Share issue cost included in accounts payable and accrued liabilities	$ 505	$ 37	$ 0